Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2021
Entity Registrant Name	NEUBERGER BERMAN EQUITY FUNDS
Entity Central Index Key	0000044402
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 29, 2021
Document Effective Date	Dec. 29, 2021
Prospectus Date	Dec. 17, 2021